Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of share capital

Data	Class A	Class B	Total
12/31/2023	285,153,435	117,037,105	402,190,540
12/31/2022	284,765,936	117,037,105	401,803,041

Schedule of dividends and interest on equity

Dividend/ interest on equity declared by the company and subsidiaries	2023	2022	2021
Inter & Co	—	—	9,307
Banco Inter (a)	50,000	38,056	10,373
Inter Holding Fin (b)	25,781	—	—
Inter Food (c)	23,600	12,030	—
Inter Digital (c)	—	25,812	—
Total	99,381	75,898	19,680

(a)    Amount paid to the controlling company Inter Holding;;
(b)    Amount paid to the parent company Inter & Co, inc.;
(c)    Amount paid to non-controllers.

Schedule of earnings per share
Basic and diluted earnings/(loss) per share is as follows:

	2023	2022	2021
Profit (loss) attributable to Owners of the company (In thousands of Reais)	302,343	(11,090)	(36,348)
Average number of shares outstanding	401,773,841	401,159,541	2,540,716,879
Basic earnings (loss) per share (R$)	0.75	(0.03)	(0.01)
Diluted earnings (loss) per share (R$)	0.75	(0.03)	(0.01)